RULE 497 FILING

On behalf of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”), a series of Goldman Sachs ETF Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus and statement of additional information filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on September 20, 2017 (Accession No. 0001193125-17-289125), which is incorporated by reference into this Rule 497 Filing.